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September 7, 2005



Securities and Exchange Commission
450 Fifth Street, N. W.
Washington, D.C. 20549


Re:  WRL Series Life Corporate Account (File No. 333-57681)


Dear Commissioners:

On behalf of WRL Series Life Corporate Account of Western Reserve Life Assurance Co. of Ohio ("separate account"), incorporated by reference are the Semi
Annual Reports for the underlying funds of the separate account for filing with the Securities and Exchange Commission pursuant to Rule 30b2-1 under the Investment Company Act of 1940 (the "Act").

The funds are as follows:

AIM Variable Insurance Funds - AIM V.I. Dynamics Fund - Series I Shares
AIM Variable Insurance Funds - AIM V.I. Financial Services Fund - Series I
Shares
AIM Variable Insurance Funds - AIM V.I. Global Health Care Fund - Series I
Shares
AIM Variable Insurance Funds - AIM V.I. Growth Fund - Series I Shares
AIM Variable Insurance Funds - AIM V.I. Small Company Growth Fund - Series I Shares
AIM Variable Insurance Funds - AIM V.I. Technology Fund - Series I Shares American Funds Insurance Series - Global Small Capitalization Fund (Class 2) American Funds Insurance Series - Growth Fund (Class 2)
American Funds Insurance Series - International Fund (Class 2)
American Funds Insurance Series - New World Fund (Class 2)
Fidelity Variable Insurance Products Funds - Balanced Portfolio (Initial Class) Fidelity Variable Insurance Products Funds - Contrafund(R) Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds - Growth Portfolio (Initial Class) Fidelity Variable Insurance Products Funds - Growth Opportunities Portfolio (Initial Class)
Fidelity Variable Insurance Products Funds - High Income Portfolio (Initial
Class)
Fidelity Variable Insurance Products Funds - Money Market Portfolio (Initial Class)
First Eagle Variable Funds, Inc. - First Eagle Overseas Variable Fund
Janus Aspen Series - Balanced Portfolio (Institutional Shares)
Janus Aspen Series - Flexible Bond Portfolio (Institutional Shares)
Janus Aspen Series - Forty Portfolio (Institutional Shares)
Janus Aspen Series - International Growth Portfolio (Institutional Shares) Janus Aspen Series - Large Cap Growth Portfolio (Institutional Shares)
Janus Aspen Series - Mid Cap Growth Portfolio (Institutional Shares)
Janus Aspen Series - Worldwide Growth Portfolio (Institutional Shares)
PIMCO Variable Insurance Trust - All Asset Portfolio (Administrative Class) PIMCO Variable Insurance Trust - High Yield Portfolio (Institutional Class)

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PIMCO Variable Insurance Trust - Real Return Portfolio (Institutional Class)
PIMCO Variable Insurance Trust - Short-Term Portfolio (Institutional Class) PIMCO Variable Insurance Trust - StocksPLUS Growth and Income Portfolio (Institutional Class)
PIMCO Variable Insurance Trust - Total Return Portfolio (Institutional Class) Royce Capital Fund - Royce Micro-Cap Portfolio
Royce Capital Fund - Royce Small-Cap Portfolio
Rydex Variable Trust - Nova Fund
Rydex Variable Trust - OTC Fund
Scudder Investments VIT Funds - Scudder VIT EAFE(R) Equity Index Fund (Class A) Scudder Investments VIT Funds - Scudder VIT Equity 500 Index Fund (Class A) Scudder Investments VIT Funds - Scudder VIT Small Cap Index Fund (Class A)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
T. Rowe Price International Series, Inc. - T. Rowe Price International Stock Portfolio
Third Avenue Variable Series Trust - Third Avenue Value Portfolio
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio
(Class I)
The Universal Institutional Funds, Inc. - Emerging Markets Equity Portfolio (Class I)
The Universal Institutional Funds, Inc. - U.S. Mid Cap Value Portfolio (Class I) Vanguard Variable Insurance Fund - Vanguard VIF Balanced Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Capital Growth Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Diversified Value Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Equity Income Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Equity Index Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Growth Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF High Yield Bond Portfolio Vanguard Variable Insurance Fund - Vanguard VIF International Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Mid-Cap Index Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Money Market Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF REIT Index Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Short-Term Investment-Grade Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Small Company Growth Portfolio Vanguard Variable Insurance Fund - Vanguard VIF Total Bond Market Index Portfolio
Vanguard Variable Insurance Fund - Vanguard VIF Total Stock Market Index
Portfolio

These Semi Annual Reports are for the period ending June 30, 2005 and have been transmitted to contract holders in accordance with Rule 30d-2 under the Act. If you have any questions regarding this filing, please contact the undersigned at (319) 298-4182.


Very truly yours,


James R. Trefz
Vice President

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Document 1 The Semi Annual Report AIM Variable Insurance Funds - AIM V.I.
Dynamics Fund - Series I Shares dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 25, 2005 (File No. 811-07452)

Document 2 The Semi Annual Report of AIM Variable Insurance Funds - AIM V.I. Financial Services Fund - Series I Shares dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 25, 2005 (File No. 811-07452)

Document 3 The Semi Annual Report of AIM Variable Insurance Funds - AIM V.I. Global Heath Care Fund - Series I Shares dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 25, 2005 (File No. 811-07452)

Document 4 The Semi Annual Report of AIM Variable Insurance Funds - AIM V.I. Growth Fund - Series I Shares dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 25, 2005 (File No. 811-07452)

Document 5 The Semi Annual Report of AIM Variable Insurance Funds - AIM V.I. Small Company Growth Fund - Series I Shares dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 25, 2005 (File No. 811-07452)

Document 6 The Semi Annual Report of AIM Variable Insurance Funds - AIM V.I. Technology Fund - Series I Shares dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 25, 2005 (File No. 811-07452)

Document 7 The Semi Annual Report of American Funds Insurance Series - Global Small Capitalization Fund (Class 2) dated June 30, 2005 that was filed with the Securities and Exchange Commission on September 7, 2005 (File No. 811-03857).

Document 8 The Semi Annual Report of American Funds Insurance Series - Growth Fund (Class 2) dated June 30, 2005 that was filed with the Securities and Exchange Commission on September 7, 2005 (File No. 811-03857).

Document 9 The Semi Annual Report of American Funds Insurance Series - International Fund (Class 2) dated June 30, 2005 that was filed with the Securities and Exchange Commission on September 7, 2005 (File No. 811-03857).

Document 10 The Semi Annual Report of American Funds Insurance Series - New World Fund (Class 2) dated June 20, 2005 that was filed with the Securities and Exchange Commission on September 7, 2005 (File No. 811-03857).

Document 11 The Semi Annual Report of Fidelity Variable Insurance Products Funds
- Balanced Portfolio (Initial Class) dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 31, 2005 (File No. 811-03329, 811-05511, 811-07205)

Document 12 The Semi Annual Report of Fidelity Variable Insurance Products Funds
- Contrafund(R) Portfolio (Initial Class) dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 31, 2005 (File No. 811-03329, 811-05511, 811-07205)

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Document 13 The Semi Annual Report of Fidelity Variable Insurance Products Funds
- Growth Portfolio (Initial Class) dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 31, 2005 (File No. 811-03329, 811-05511, 811-07205)

Document 14 The Semi Annual Report of Fidelity Variable Insurance Products Funds
- Growth Opportunities Portfolio (Initial Class) dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 31, 2005 (File No. 811-03329, 811-05511, 811-07205)

Document 15 The Semi Annual Report of Fidelity Variable Insurance Products Funds
- High Income Portfolio (Initial Class) dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 31, 2005 (File No. 811-03329, 811-05511, 811-07205)

Document 16 The Semi Annual Report of Fidelity Variable Insurance Products Funds
- Money Market Portfolio (Initial Class) dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 31, 2005 (File No. 811-03329, 811-05511, 811-07205)

Document 17 The Semi Annual Report of First Eagle Variable Funds, Inc. - First Eagle Overseas Variable Fund dated June 30, 2005 that was filed with the Securities and Exchange Commission on September 6, 2005 (File No. 811-09092)

Document 18 The Semi Annual Report of Janus Aspen Series - Balanced Portfolio (Institutional Shares) dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 25, 2005 (File No. 811-07736)

Document 19 The Semi Annual Report of Janus Aspen Series - Flexible Bond Portfolio (Institutional Shares) dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 25, 2005 (File No. 811-07736)

Document 20 The Semi Annual Report of Janus Aspen Series - Forty Portfolio (Institutional Shares) dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 25, 2005 (File No. 811-07736)

Document 21 The Semi Annual Report of Janus Aspen Series - International Growth Portfolio (Institutional Shares) dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 25, 2005 (File No. 811-07736)

Document 22 The Semi Annual Report of Janus Aspen Series - Large Cap Growth Portfolio (Institutional Shares) dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 25, 2005 (File No. 811-07736)

Document 23 The Semi Annual Report of Janus Aspen Series - Mid Cap Growth Portfolio (Institutional Shares) dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 25, 2005 (File No. 811-07736)

Document 24 The Semi Annual Report of Janus Aspen Series - Worldwide Growth Portfolio (Institutional Shares) dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 25, 2005 (File No.
811-07736)

Document 25 The Semi Annual Report PIMCO Variable Insurance Trust - All Asset Portfolio (Administrative Class) dated June 30, 2005 that was filed with the Securities and Exchange Commission on September 7, 2005 (File No.
811-08399)

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Document 26 The Semi Annual Report PIMCO Variable Insurance Trust - High Yield
Portfolio (Institutional Class) dated June 30, 2005 that was filed with the Securities and Exchange Commission on September 7, 2005 (File No.
811-08399)

Document 27 The Semi Annual Report PIMCO Variable Insurance Trust - Real Return Portfolio (Institutional Class) dated June 30, 2005 that was filed with the Securities and Exchange Commission on September 7, 2005 (File No.
811-08399)

Document 28 The Semi Annual Report of PIMCO Variable Insurance Trust - Short-Term Portfolio (Institutional Class) dated June 30, 2005 that was filed with the Securities and Exchange Commission on September 7, 2005 (File No. 811-08399)

Document 29 The Semi Annual Report PIMCO Variable Insurance Trust - StocksPLUS Growth and Income Portfolio (Institutional Class) dated June 30, 2005 that was filed with the Securities and Exchange Commission on September 7, 2005 (File No. 811-08399)

Document 30 The Semi Annual Report of PIMCO Variable Insurance Trust - Total Return Portfolio (Institutional Class) dated June 30, 2005 that was filed with the Securities and Exchange Commission on September 7, 2005 (File No. 811-08399)

Document 31 The Semi Annual Report of Royce Capital Fund - Royce Micro-Cap Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 30, 2005 (File No. 811-07537)

Document 32 The Semi Annual Report of Royce Capital Fund - Royce Small-Cap Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 30, 2005 (File No. 811-07537)

Document 33 The Semi Annual Report of Rydex Variable Trust - Nova Fund dated June 30, 2005 that was filed with the Securities and Exchange Commission on September 2, 2005 (File No. 811-08821)

Document 34 The Semi Annual Report of Rydex Variable Trust - OTC Fund dated June 30, 2005 that was filed with the Securities and Exchange Commission on September 2, 2005 (File No. 811-08821)

Document 35 The Semi Annual Report of Scudder Investments VIT Funds - Scudder VIT EAFE(R) Equity Index Fund dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 30, 2005 (File No. 811-07507)

Document 36 The Semi Annual Report of Scudder Investments VIT Funds - Scudder VIT Equity 500 Index Fund dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 30, 2005 (File No. 811-07507)

Document 37 The Semi Annual Report of Scudder Investments VIT Funds - Scudder VIT Small Cap Index Fund dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 30, 2005 (File No. 811-07507)

Document 38 The Semi Annual Report of T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 26, 2005 (File No. 811-07143)

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Document 39 The Semi Annual Report of T. Rowe Price Equity Series, Inc. - T.
Rowe Price Equity Income Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 29, 2005 (File No. 811-07143)

Document 40 The Semi Annual Report of T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on September 1, 2005 (File No. 811-07143)

Document 41 The Semi Annual Report of T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 26, 2005 (File No. 811-07143)

Document 42 The Semi Annual Report of T. Rowe Price Fixed Income Series, Inc. -
T. Rowe Price Limited-Term Bond Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 29, 2005 (File No. 811-07153)

Document 43 The Semi Annual Report of T. Rowe Price International Series, Inc. -
T. Rowe Price International Stock Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 26, 2005 (File No. 811-07145)

Document 44 The Semi Annual Report of Third Avenue Variable Series Trust - Third Avenue Value Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 29, 2005 (File No.
811-09395)

Document 45 The Semi Annual Report of The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio - Class I dated June 30, 2005 that was filed with the Securities and Exchange Commission on September 2, 2005 (File No. 811-07607)

Document 46 The Semi Annual Report of The Universal Institutional Funds, Inc. - Emerging Markets Equity Portfolio - Class I dated June 30, 2005 that was filed with the Securities and Exchange Commission on September 2, 2005 (File No. 811-07607)

Document 47 The Semi Annual Report of The Universal Institutional Funds, Inc. - U.S. Mid Cap Value Portfolio - Class I dated June 30, 2005 that was filed with the Securities and Exchange Commission on September 2, 2005 (File No. 811-07607)

Document 48 The Semi Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Balanced Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission August 31, 2005 (File No. 811-05962)

Document 49 The Semi Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Capital Growth Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on March 1, 2005 (File No.
811-05962)

Document 50 The Semi Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Diversified Value Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 31, 2005 (File No. 811-05962)

Document 51 The Semi Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Equity Income Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 31, 2005 (File No.
811-05962)

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Document 52 The Semi Annual Report of Vanguard Variable Insurance Fund -
Vanguard VIF Equity Index Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 31, 2005 (File No.
811-05962)

Document 53 The Semi Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Growth Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission August 31, 2005 (File No. 811-05962)

Document 54 The Semi Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF High Yield Bond Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 31, 2005 (File No.
811-05962)

Document 55 The Semi Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF International Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 31, 2005 (File No.
811-05962)

Document 56 The Semi Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Mid-Cap Index Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 31, 2005 (File No.
811-05962)

Document 57 The Semi Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Money Market Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 31, 2005 (File No.
811-05962)

Document 58 The Semi Annual Report Vanguard Variable Insurance Fund - Vanguard VIF REIT Index Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 31, 2005 (File No. 811-05962)

Document 59 The Semi Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Short-Term Investment-Grade Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 31, 2005 (File No. 811-05962)

Document 60 The Semi Annual Report of Vanguard Variable Insurance Fund - Vanguard VIF Small Company Growth Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 31, 2005 (File No. 811-05962)

Document 61 The Semi Annual Report Vanguard Variable Insurance Fund - Vanguard VIF Total Bond Market Index Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 31, 2005 (File No. 811-05962)

Document 62 The Semi Annual Report Vanguard Variable Insurance Fund - Vanguard VIF Total Stock Market Index Portfolio dated June 30, 2005 that was filed with the Securities and Exchange Commission on August 31, 2005 (File No. 811-05962)